UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08189

J.P. Morgan Fleming Mutual Fund Group, Inc.

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Fleming Mutual Fund Group, Inc.

Schedule of Portfolio Investments as of March 31, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Mid Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MARCH 31, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long-Term Investments — 97.0%
	Common Stocks — 97.0%
	Aerospace & Defense — 2.0%
380	Alliant Techsystems, Inc. (a) (c)	25,464
113	L-3 Communications Holdings, Inc.	7,655
569	Precision Castparts Corp.	34,090

		67,209

	Auto Components — 0.5%
1,338	WABCO Holdings, Inc.	16,465

	Beverages — 0.4%
313	Brown-Forman Corp., Class B	12,162

	Building Products — 0.1%
365	Owens Corning, Inc. (a)	3,300

	Capital Markets — 1.8%
237	Affiliated Managers Group, Inc. (a) (c)	9,900
290	Northern Trust Corp.	17,324
1,124	T. Rowe Price Group, Inc. (c)	32,441

		59,665

	Chemicals — 4.0%
325	Air Products & Chemicals, Inc.	18,264
2,380	Albemarle Corp.	51,811
921	PPG Industries, Inc.	33,985
758	Sigma-Aldrich Corp. (c)	28,641

		132,701

	Commercial Banks — 6.0%
522	BancorpSouth, Inc. (c)	10,872
227	City National Corp. (c)	7,652
1,134	Cullen/Frost Bankers, Inc.	53,225
1,615	M&T Bank Corp. (c)	73,045
3,985	Synovus Financial Corp. (c)	12,951
1,843	TCF Financial Corp. (c)	21,671
1,679	Wilmington Trust Corp.	16,269

		195,685

	Commercial Services & Supplies — 1.5%
2,787	Republic Services, Inc.	47,803

	Computers & Peripherals — 0.3%
1,301	NCR Corp. (a)	10,345

	Construction Materials — 0.5%
366	Vulcan Materials Co. (c)	16,210

	Containers & Packaging — 1.9%
1,427	Ball Corp.	61,939

	Distributors — 1.7%
1,871	Genuine Parts Co.	55,865

	Diversified Consumer Services — 0.7%
1,232	H&R Block, Inc.	22,401

	Diversified Telecommunication Services — 1.3%
962	CenturyTel, Inc. (c)	27,040
1,733	Windstream Corp.	13,971

		41,011

	Electric Utilities — 4.3%
2,571	American Electric Power Co., Inc.	64,934
704	FirstEnergy Corp. (c)	27,174
2,717	Westar Energy, Inc.	47,626

		139,734

	Electrical Equipment — 0.5%
651	Cooper Industries Ltd., Class A	16,822

	Electronic Equipment, Instruments & Components — 3.9%
1,639	Amphenol Corp., Class A	46,687
2,724	Arrow Electronics, Inc. (a)	51,910
2,557	Tyco Electronics Ltd., (Bermuda)	28,231

		126,828

	Food & Staples Retailing — 2.6%
3,771	Safeway, Inc.	76,137
363	SYSCO Corp.	8,283

		84,420

	Food Products — 1.0%
917	JM Smucker Co. (The)	34,180

	Gas Utilities — 4.3%
2,367	Energen Corp.	68,963
1,396	EQT Corp.	43,724
931	ONEOK, Inc.	21,066
268	Questar Corp.	7,884

		141,637

	Health Care Equipment & Supplies — 1.4%
701	Becton, Dickinson & Co.	47,108

	Health Care Providers & Services — 3.5%
1,147	Community Health Systems, Inc. (a)	17,589
1,965	Coventry Health Care, Inc. (a)	25,428
1,789	Lincare Holdings, Inc. (a) (c)	39,002
1,409	VCA Antech, Inc. (a) (c)	31,771

		113,790

	Hotels, Restaurants & Leisure — 2.2%
1,416	Burger King Holdings, Inc.	32,497
2,428	Marriott International, Inc., Class A	39,716

		72,213

	Household Durables — 1.2%
1,270	Fortune Brands, Inc.	31,174
735	Jarden Corp. (a) (c)	9,311

		40,485

	Household Products — 1.0%
638	Clorox Co.	32,839

	Industrial Conglomerates — 1.2%
1,969	Carlisle Cos., Inc.	38,652

	Insurance — 11.0%
2,650	Assurant, Inc.	57,725
2,822	Cincinnati Financial Corp. (c)	64,536
686	Everest Re Group Ltd., (Bermuda)	48,597
507	Loews Corp.	11,203
7,963	Old Republic International Corp.	86,155
3,672	OneBeacon Insurance Group Ltd., Class A	35,469
2,452	Principal Financial Group, Inc. (c)	20,056
1,741	W.R. Berkley Corp.	39,257

		362,998

	IT Services — 1.0%
1,195	Total System Services, Inc.	16,502
1,298	Western Union Co. (The)	16,313

		32,815

	Machinery — 1.1%
671	Dover Corp.	17,688
627	Illinois Tool Works, Inc.	19,352

		37,040

	Media — 3.6%
1,781	Cablevision Systems Corp., Class A	23,042
3,219	Clear Channel Outdoor Holdings, Inc., Class A (a)	11,814
602	Omnicom Group, Inc.	14,089
1,303	Scripps Networks Interactive, Inc., Class A (c)	29,319
115	Washington Post Co. (The), Class B (c)	40,945

		119,209

	Multi-Utilities — 5.5%
4,787	CMS Energy Corp. (c)	56,677
1,663	PG&E Corp.	63,571
3,323	Xcel Energy, Inc.	61,915

		182,163

	Oil, Gas & Consumable Fuels — 5.4%
2,902	CVR Energy, Inc. (a) (c)	16,079
806	Devon Energy Corp.	36,020
1,111	Kinder Morgan Management LLC (a) (c)	45,294
1,939	Teekay Corp., (Bahamas) (c)	27,586
4,529	Williams Cos., Inc.	51,534

		176,513

	Real Estate Investment Trusts (REITs) — 4.2%
3,828	Kimco Realty Corp. (c)	29,170
400	Public Storage	22,103
230	Rayonier, Inc.	6,944
1,102	Regency Centers Corp.	29,288
901	Ventas, Inc. (c)	20,365
943	Vornado Realty Trust (c)	31,358

		139,228

	Real Estate Management & Development — 0.7%
4,176	Brookfield Properties Corp., (Canada) (c)	23,970

	Software — 1.2%
2,459	Jack Henry & Associates, Inc.	40,126

	Specialty Retail — 7.2%
2,207	AutoNation, Inc. (a) (c)	30,631
192	AutoZone, Inc. (a) (c)	31,197
700	Bed Bath & Beyond, Inc. (a)	17,313
2,560	Gap, Inc. (The)	33,256
658	Sherwin-Williams Co. (The)	34,186
1,921	Staples, Inc. (c)	34,787
1,375	Tiffany & Co. (c)	29,649
1,056	TJX Cos., Inc.	27,071

		238,090

	Textiles, Apparel & Luxury Goods — 1.9%
444	Columbia Sportswear Co. (c)	13,273
862	V.F. Corp.	49,200

		62,473

	Thrifts & Mortgage Finance — 1.4%
2,578	People’s United Financial, Inc.	46,323

	Tobacco — 0.8%
401	Lorillard, Inc.	24,733

	Water Utilities — 0.5%
883	American Water Works Co., Inc. (c)	16,996

	Wireless Telecommunication Services — 1.7%
2,290	Telephone & Data Systems, Inc.	54,168

	Total Long-Term Investments (Cost $4,538,951)	3,188,314

SHARES

	Short-Term Investment — 2.7%
	Investment Company — 2.7%
86,536	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.740% (b) (l) (m) (Cost $86,536)	86,536

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	Investments of Cash Collateral for Securities on Loan — 10.8%
	Corporate Notes — 0.9%
15,000	ANZ National Bank Ltd., (New Zealand), VAR, 1.533%, 04/09/09 (e)	15,002
15,000	National Australia Bank Ltd., (Australia), VAR, 1.507%, 04/06/09 (e)	15,001

		30,003

SHARES

	Investment Company — 9.9%
325,006	JPMorgan Prime Money Market Fund, Capital Shares, 0.780% (b) (l)	325,006

	Total Investments of Cash Collateral for Securities on Loan (Cost $355,006)	355,009

	Total Investments — 110.5% (Cost $4,980,493)	3,629,859

	Liabilities in Excess of Other Assets — (10.5)%	(343,945)

	NET ASSETS — 100.0%	$3,285,914

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2009.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(l)	The rate shown is the current yield as of March 31, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,560
Aggregate gross unrealized depreciation	(1,460,194)

Net unrealized appreciation/depreciation	($1,350,634)

Federal income tax cost of investments	$4,980,493

Statement of Financial Accounting Standards No. 157 — Fair Value Measurements — (“SFAS 157”) defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below.

•

Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund's assets and liabilities carried at fair value (amounts in thousands):

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted prices	$ 3,599,856	$ —
Level 2 – Other significant observable inputs	30,003	—
Level 3 – Significant unobservable inputs	—	—
Total	$ 3,629,859	$ —

* Other financial instruments may include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Fleming Mutual Fund Group, Inc.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 22, 2009

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

May 22, 2009